Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Cash provided by (used in) Operating activities
Net income	$ 1,163,295	$ 591,304	$ 1,550,858
Items not involving cash
Depreciation of property, plant and equipment	753,210	681,045	676,464
Amortization of leasehold inducement	0	(24,491)	(25,560)
Loss on disposal of assets	2,095	90,585	11,013
Stock based compensation	54,471	151,916	414,822
Change in derivative liability	39,304	(18,252)	17,160
Deferred income tax provision	255,408	306,652	93,103
Changes in non-cash operating working capital
Accounts receivable, net	255,067	(32,017)	8,497
Inventory, net	493,077	202,063	(306,914)
Prepaid expenses and other assets	133,316	(56,251)	(72,991)
Accounts payable	40,394	65,206	265,958
Net Cash Provided by (Used in) Operating Activities	3,189,637	1,957,760	2,632,410
Investing activities
Purchase of property, plant and equipment	(565,015)	(1,496,572)	(401,719)
Proceeds on disposal of assets	0	21,955	561
Net Cash Provided by (Used in) Investing Activities	(565,015)	(1,474,617)	(401,158)
Financing activities
Repurchase of common shares	(224,992)	(1,544,342)	(1,168,764)
Proceeds from issuance of common shares	84,596	59,553	19,251
Repayment of long-term debt	(143,347)	(134,852)	(1,762,800)
Net Cash Provided by (Used in) Financing Activities	(283,743)	(1,619,641)	(2,912,313)
Increase (Decrease) in cash and cash equivalents	2,340,879	(1,136,498)	(681,051)
Effect of exchange rates on cash	(447)	311	(10)
Cash and cash equivalents, beginning of year	53,352	1,189,539	1,870,600
Cash and cash equivalents, end of year	2,393,784	53,352	1,189,539
Supplementary disclosure of cash flow Information Cash paid (received) during the year
Interest received	(7,012)	(2,098)	(8,216)
Interest paid	9,474	18,165	79,061
Income taxes	$ 0	$ 0	$ 0